FIXED ASSETS - NET - Narratives (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
FIXED ASSETS - NET [abstract]
Aggregate carrying value of ownership certificates of certain buildings that had not been obtained, net fixed assets	¥ 1,518,731,000	¥ 1,626,540,000
Carrying value of certificates for buildings under application procedures	980,689,000	1,040,897,000
Carrying value of certain buildings located on land of which land use right certificates have not been obtained	48,103,000	49,846,000
Carrying value of certain buildings attached to pieces of land which is held by lease	489,939,000	535,797,000
Aggregate net book value of fixed assets that had been fully depreciated but they were still in use	¥ 171,954,000	¥ 172,218,000